Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 22, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid to our NEOs and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns compensation for its NEOs with the Company’s performance, refer to the Compensation Discussion and Analysis.
2023 Pay Versus Performance Table
Year (a)	Summary Compensation Table Total for CEO(1) (b)			Compensation Actually Paid to PEO(2) (c)			Average Summary Comp. Table Total for Other NEOs(3) (d)	Average Comp. Actually Paid to Other NEOs(4) (e)	Value of initial fixed $100 investment based on:		GAAP Net Income(7),* (h)	Adjusted EBITDA (8),* (i)
	Chammas	Semach	Doheny	Chammas	Semach	Doheny			TSR(5) (f)	Peer Group TSR(6) (g)
2023	$5,261,177	$4,752,205	$15,717,264	$4,048,401	$4,030,678	$11,457,157	$2,203,922	$1,552,751	$97.98	$132.10	$341.6	$1,095
2022	—	—	$10,350,942	—	—	($2,744,094)	$2,675,244	$1,403,983	$130.98	$111.05	$491.6	$1,232
2021	—	—	$ 9,674,692	—	—	$32,084,428	$1,975,384	$3,399,845	$174.73	$140.44	$506.8	$1,108
2020	—	—	$11,764,199	—	—	$19,355,234	$2,444,415	$3,211,076	$116.97	$120.46	$502.9	$1,059
*	In millions.
[1]
The dollar amounts reported in column (b) for the year 2023 are the amounts of total compensation reported for Mr. Chammas (Interim Co-CEO and COO), Mr. Semach (Interim Co-CEO and CFO), and Mr. Doheny (Former CEO). For the years 2020-2022, the dollar amounts are solely for Mr. Doheny. The “Total” column of the Summary Compensation Table should reflect these amounts. Refer to “Executive Compensation-Executive Compensation Tables-2023 Summary Compensation Table.”

[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Chammas, Mr. Semach, and Mr. Doheny for 2023 and for Mr. Doheny for the remaining years, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Chammas, Mr. Semach or Mr. Doheny during the applicable year. In accordance with SEC rules, the following adjustments were made to Mr. Chammas’, Mr. Semach’s and Mr. Doheny’s total compensation for each year to determine the compensation actually paid:

Year	CEO	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards(a)	Plus Recalculated Value of Equity Awards(b)	Compensation Actually Paid
2023	Chammas	$5,261,177	$4,264,948	$3,052,172	$4,048,401
2023	Semach	$4,752,205	$3,709,893	$2,988,366	$4,030,678
2023	Doheny	$15,717,264	$13,991,037	$9,730,930	$11,457,157
2022	Doheny	$10,350,942	$9,032,190	($4,062,846)	($2,744,094)
2021	Doheny	$9,674,692	$8,407,162	$30,816,898	$32,084,428
2020	Doheny	$11,764,199	$10,183,694	$17,774,729	$19,355,234
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in determining the recalculated value of equity awards are as follows:

Year	CEO	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards
2023	Chammas	$3,226,656	($271,228)	—	$48,947	$0	$47,797	$3,052,172
2023	Semach	$2,988,366	$0	—	$0	$0	$0	$2,988,366
2023	Doheny	$10,891,463	($1,705,772)	—	$289,393	$0	$255,846	$9,730,930
2022	Doheny	$6,360,979	($4,718,863)	—	($ 5,184,588)	($1,076,585)	$556,211	($4,062,846)
2021	Doheny	$15,585,639	$12,155,133	—	$ 2,785,580	$0	$290,546	$30,816,898
2020	Doheny	$15,474,409	$1,717,803	—	$450,428	($62,314)	$194,403	$17,774,729
[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Doheny in all years and excluding and Mr. Chammas and Mr. Semach in 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Thomsen, Mr. Pupkin, Mr. Grasso, and Mr. Stephens; (ii) for 2022, Mr. Stephens, Mr. Chammas, Mr. Thomsen, and Mr. Pupkin; (iii) for 2021, Mr. Stephens, Mr. Chammas, Mr. Pupkin, Angel S. Willis, and James M. Sullivan; and (iv) for 2020, Mr. Sullivan, Mr. Chammas, Karl R. Deily, and Ms. Willis.

[4]
The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s NEOs as a group (excluding Mr. Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023) during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for each year to determine the compensation actually paid, using the same methodology as described above in Note 2:

Year	Reported Summary Compensation Table Total for other NEOs	Minus Reported Value of Equity Awards for Other NEOs(a)	Plus Recalculated Value of Equity Awards for Other NEOs(b)	Compensation Actually Paid for Other NEOs
2023	$2,203,922	$1,656,244	$1,005,073	$1,552,751
2022	$2,675,244	$1,496,388	$225,127	$1,403,983
2021	$1,975,384	$1,043,194	$2,467,655	$3,399,845
2020	$2,444,415	$1,044,844	$1,811,505	$3,211,076
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in determining the recalculated value of equity awards are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards for other NEOs
2023	$1,143,693	($136,292)	—	($13,910)	$0	$11,582	$1,005,073
2022	$979,349	($471,283)	—	($320,051)	$0	$37,112	$225,127
2021	$1,623,239	$638,240	—	$186,224	$0	$19,952	$2,467,655
2020	$1,600,478	$187,825	—	$11,239	$0	$11,963	$1,811,505
[5]
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the same group of companies used in our Common Stock Performance Comparison graph as included in our Annual Report on Form 10-K for 2023, which group is unchanged from the group used in that graph for 2022,consisting of the following companies: AptarGroup, Inc., Ashland Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Dover Corporation, Fortive Corporation, Graphic Packaging Holding Co., Packaging Corporation of America, Silgan Holdings Inc., and Sonoco Products Co.

[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[8]
“Adjusted EBITDA” means our earnings before interest, taxes, depreciation and amortization, derived from our U.S. GAAP net earnings and subject to certain specified adjustments. The amounts in this table are the same amounts used each year for purposes of the Annual Incentive Plan as disclosed in the Compensation Discussion and Analysis.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
[1]
The dollar amounts reported in column (b) for the year 2023 are the amounts of total compensation reported for Mr. Chammas (Interim Co-CEO and COO), Mr. Semach (Interim Co-CEO and CFO), and Mr. Doheny (Former CEO). For the years 2020-2022, the dollar amounts are solely for Mr. Doheny. The “Total” column of the Summary Compensation Table should reflect these amounts. Refer to “Executive Compensation-Executive Compensation Tables-2023 Summary Compensation Table.”

[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Doheny in all years and excluding and Mr. Chammas and Mr. Semach in 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Thomsen, Mr. Pupkin, Mr. Grasso, and Mr. Stephens; (ii) for 2022, Mr. Stephens, Mr. Chammas, Mr. Thomsen, and Mr. Pupkin; (iii) for 2021, Mr. Stephens, Mr. Chammas, Mr. Pupkin, Angel S. Willis, and James M. Sullivan; and (iv) for 2020, Mr. Sullivan, Mr. Chammas, Karl R. Deily, and Ms. Willis.

Peer Group Issuers, Footnote
[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the same group of companies used in our Common Stock Performance Comparison graph as included in our Annual Report on Form 10-K for 2023, which group is unchanged from the group used in that graph for 2022,consisting of the following companies: AptarGroup, Inc., Ashland Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Dover Corporation, Fortive Corporation, Graphic Packaging Holding Co., Packaging Corporation of America, Silgan Holdings Inc., and Sonoco Products Co.

Adjustment To PEO Compensation, Footnote
[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Chammas, Mr. Semach, and Mr. Doheny for 2023 and for Mr. Doheny for the remaining years, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Chammas, Mr. Semach or Mr. Doheny during the applicable year. In accordance with SEC rules, the following adjustments were made to Mr. Chammas’, Mr. Semach’s and Mr. Doheny’s total compensation for each year to determine the compensation actually paid:

Year	CEO	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards(a)	Plus Recalculated Value of Equity Awards(b)	Compensation Actually Paid
2023	Chammas	$5,261,177	$4,264,948	$3,052,172	$4,048,401
2023	Semach	$4,752,205	$3,709,893	$2,988,366	$4,030,678
2023	Doheny	$15,717,264	$13,991,037	$9,730,930	$11,457,157
2022	Doheny	$10,350,942	$9,032,190	($4,062,846)	($2,744,094)
2021	Doheny	$9,674,692	$8,407,162	$30,816,898	$32,084,428
2020	Doheny	$11,764,199	$10,183,694	$17,774,729	$19,355,234
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in determining the recalculated value of equity awards are as follows:

Year	CEO	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards
2023	Chammas	$3,226,656	($271,228)	—	$48,947	$0	$47,797	$3,052,172
2023	Semach	$2,988,366	$0	—	$0	$0	$0	$2,988,366
2023	Doheny	$10,891,463	($1,705,772)	—	$289,393	$0	$255,846	$9,730,930
2022	Doheny	$6,360,979	($4,718,863)	—	($ 5,184,588)	($1,076,585)	$556,211	($4,062,846)
2021	Doheny	$15,585,639	$12,155,133	—	$ 2,785,580	$0	$290,546	$30,816,898
2020	Doheny	$15,474,409	$1,717,803	—	$450,428	($62,314)	$194,403	$17,774,729

Non-PEO NEO Average Total Compensation Amount			$ 2,203,922	$ 2,675,244	$ 1,975,384	$ 2,444,415
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,552,751	1,403,983	3,399,845	3,211,076
Adjustment to Non-PEO NEO Compensation Footnote
[4]
The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s NEOs as a group (excluding Mr. Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023) during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for each year to determine the compensation actually paid, using the same methodology as described above in Note 2:

Year	Reported Summary Compensation Table Total for other NEOs	Minus Reported Value of Equity Awards for Other NEOs(a)	Plus Recalculated Value of Equity Awards for Other NEOs(b)	Compensation Actually Paid for Other NEOs
2023	$2,203,922	$1,656,244	$1,005,073	$1,552,751
2022	$2,675,244	$1,496,388	$225,127	$1,403,983
2021	$1,975,384	$1,043,194	$2,467,655	$3,399,845
2020	$2,444,415	$1,044,844	$1,811,505	$3,211,076
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in determining the recalculated value of equity awards are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards for other NEOs
2023	$1,143,693	($136,292)	—	($13,910)	$0	$11,582	$1,005,073
2022	$979,349	($471,283)	—	($320,051)	$0	$37,112	$225,127
2021	$1,623,239	$638,240	—	$186,224	$0	$19,952	$2,467,655
2020	$1,600,478	$187,825	—	$11,239	$0	$11,963	$1,811,505

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid to Certain Measures
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis. Specifically, a large portion of the NEOs’ compensation is reliant on TSR and as such the CEO and non-CEO “compensation actually paid” each year was aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Adjusted EBITDA.
Compensation Actually Paid and Cumulative TSR
The following graph illustrates the compensation actually paid to Mr. Chammas, Mr. Semach, and Mr. Doheny and the average of the other NEOs against the cumulative total shareholder return of the Company and its selected peer group.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid to Certain Measures
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis. Specifically, a large portion of the NEOs’ compensation is reliant on TSR and as such the CEO and non-CEO “compensation actually paid” each year was aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Adjusted EBITDA.
Compensation Actually Paid and Net Income
The following graph illustrates the compensation actually paid to Mr. Chammas, Mr. Semach, and Mr. Doheny and the average of the other NEOs against the Company’s net income over the four years presented in the table.

Compensation Actually Paid vs. Company Selected Measure
Relationship of Compensation Actually Paid to Certain Measures
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis. Specifically, a large portion of the NEOs’ compensation is reliant on TSR and as such the CEO and non-CEO “compensation actually paid” each year was aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Adjusted EBITDA.
Compensation Actually Paid and Adjusted EBITDA
The following graph illustrates the compensation actually paid to Mr. Chammas, Mr. Semach, and Mr. Doheny and the average of the other NEOs against the Company’s Adjusted EBITDA over the four years presented in the table.

Total Shareholder Return Vs Peer Group
Relationship of Compensation Actually Paid to Certain Measures
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis. Specifically, a large portion of the NEOs’ compensation is reliant on TSR and as such the CEO and non-CEO “compensation actually paid” each year was aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Adjusted EBITDA.
Compensation Actually Paid and Cumulative TSR
The following graph illustrates the compensation actually paid to Mr. Chammas, Mr. Semach, and Mr. Doheny and the average of the other NEOs against the cumulative total shareholder return of the Company and its selected peer group.

Tabular List, Table
Most Important Performance Measures for 2023
As described in greater detail in the Compensation Discussion and Analysis, the Company’s executive compensation program includes linking pay of our NEOs to strategic business, operational, and financial goals for both annual and long-term incentive awards. For the last fiscal year, the most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Adjusted EBITDA
•	Net Sales
•	Free Cash Flow
•	Adjusted EBITDA CAGR
•	Return on Invested Capital

Total Shareholder Return Amount			$ 97.98	130.98	174.73	116.97
Peer Group Total Shareholder Return Amount			132.1	111.05	140.44	120.46
Net Income (Loss)			$ 341,600,000	$ 491,600,000	$ 506,800,000	$ 502,900,000
Company Selected Measure Amount			1,095,000,000	1,232,000,000	1,108,000,000	1,059,000,000
PEO Name		Mr. Doheny		Mr. Doheny	Mr. Doheny	Mr. Doheny
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
[8]
“Adjusted EBITDA” means our earnings before interest, taxes, depreciation and amortization, derived from our U.S. GAAP net earnings and subject to certain specified adjustments. The amounts in this table are the same amounts used each year for purposes of the Annual Incentive Plan as disclosed in the Compensation Discussion and Analysis.

Measure:: 2
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted EBITDA CAGR
Measure:: 5
Pay vs Performance Disclosure
Name			Return on Invested Capital
Mr. Chammas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,261,177	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			4,048,401	0	0	0
PEO Name	Mr. Chammas
Mr. Semach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,752,205	0	0	0
PEO Actually Paid Compensation Amount			4,030,678	0	0	0
PEO Name	Mr. Semach
Mr. Doheny [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			15,717,264	10,350,942	9,674,692	11,764,199
PEO Actually Paid Compensation Amount			11,457,157	(2,744,094)	32,084,428	19,355,234
PEO | Mr. Chammas [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,264,948)
PEO | Mr. Chammas [Member] | Recalculated Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,052,172
PEO | Mr. Chammas [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,226,656
PEO | Mr. Chammas [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(271,228)
PEO | Mr. Chammas [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Chammas [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			48,947
PEO | Mr. Chammas [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Chammas [Member] | Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			47,797
PEO | Mr. Semach [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,709,893)
PEO | Mr. Semach [Member] | Recalculated Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,988,366
PEO | Mr. Semach [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,988,366
PEO | Mr. Semach [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Semach [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Semach [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Semach [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Semach [Member] | Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Doheny [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,991,037)	(9,032,190)	(8,407,162)	(10,183,694)
PEO | Mr. Doheny [Member] | Recalculated Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,730,930	(4,062,846)	30,816,898	17,774,729
PEO | Mr. Doheny [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,891,463	6,360,979	15,585,639	15,474,409
PEO | Mr. Doheny [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,705,772)	(4,718,863)	12,155,133	1,717,803
PEO | Mr. Doheny [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Doheny [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			289,393	(5,184,588)	2,785,580	450,428
PEO | Mr. Doheny [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,076,585)	0	(62,314)
PEO | Mr. Doheny [Member] | Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			255,846	556,211	290,546	194,403
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,656,244)	(1,496,388)	(1,043,194)	(1,044,844)
Non-PEO NEO | Recalculated Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,005,073	225,127	2,467,655	1,811,505
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,143,693	979,349	1,623,239	1,600,478
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(136,292)	(471,283)	638,240	187,825
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,910)	(320,051)	186,224	11,239
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 11,582	$ 37,112	$ 19,952	$ 11,963